THE HENLOPEN FUND

                           (The Henlopen Fund Logo)

                          SUPPLEMENT TO THE PROSPECTUS
                             DATED OCTOBER 30, 1998


Effective March 15, 1999 The Henlopen Fund's minimum purchase requirements are:


NEW ACCOUNTS
   o Individual Retirement
       Accounts                 $2,000
   o Education IRAs               $500
   o 401(k) Plans                 None
   o All other accounts         $2,000


EXISTING ACCOUNTS
   o Dividend Reinvestment        None
   o 401(k) Plans                 None
   o Automatic Investment Plan    $100
   o Individual Retirement
       Accounts                   $500
   o Education IRAs               $500
   o All other accounts           $500


See pages 6-8 of the Prospectus for additional information concerning the purchase of shares of the Fund.


                         The date of this Supplement is
                                March 15, 1999.